PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Office equipment	$18,000	$-
Accumulated depreciation	(3,000)	-
Carrying value	$15,000	$-